Significant Estimates and Concentrations	12 Months Ended
Sep. 30, 2011
Significant Estimates and Concentrations [Abstract]
SIGNIFICANT ESTIMATES AND CONCENTRATIONS

(21) SIGNIFICANT ESTIMATES AND CONCENTRATIONS

The current protracted economic decline continues to present financial institutions with unprecedented circumstances and challenges which in some cases have resulted in large declines in the fair values of investments and other assets, constraints on liquidity and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans. The financial statements have been prepared using values and information currently available to the Company.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses, and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity.

The Company’s construction and development loan portfolio includes loans that are in excess of supervisory loan-to-value limits. As of September 30, 2011 and 2010, 25.0% and 26.7% of this portfolio was made up of such loans, respectively.